Contractual commitments and contingent liabilities	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Contractual commitments and contingent liabilities
30. Contractual commitments and contingent liabilities
(1) Contractual commitments
Contractual commitments relating to purchase of property, plant and equipment, other assets, and services are ¥359,214 million, ¥349,143 million as of March 31,
2021 and
2022.
(2) Guarantees
Toyota enters into contracts with Toyota dealers to guarantee customers’ payments of their installment payables that arise from installment contracts between customers and Toyota dealers, as and when requested by Toyota dealers. Guarantee periods are set to match maturity of installment payments, and as of March 31, 2022, range from 1 month to 8 years; however, they are generally shorter than the useful lives of products sold. Toyota is required to execute its guarantee primarily when customers are unable to make required payment.
The maximum potential amount of future payments are ¥3,710,352 million and ¥3,641,978 million as of March 31, 2021 and 2022. Liabilities for guarantees totaling ¥18,493 million, and ¥21,869 million have been provided as of March 31, 2021 and 2022. Under these guarantee contracts, Toyota is entitled to recover any amount paid by Toyota from the customers whose original obligations Toyota has guaranteed.
(3) Market treatment such as recalls, damages and lawsuits
Toyota and other automakers have been named in certain class actions filed in Mexico, Canada, Australia, Israel and Brazil relating to Takata airbag issues. The actions in Mexico, Israel and Brazil are being litigated. The action in Australia is in the process of resolution.
Toyota is named as a defendant in an economic loss class action lawsuit in Australia in which damages are claimed on the basis that diesel particulate filters in certain vehicle models are defective. On April 7, 2022, Toyota received an unfavourable judgment in the court of first instance. The judgment included a finding that there was a perceived reduction in vehicle value of certain vehicle models. Toyota disagrees with the judgment and has filed an appeal. Other claims of economic loss in this class action lawsuit continue to be litigated at the court of first instance. In estimating the provision we should record in the consolidated financial statements as a result of the aforementioned judgment, Toyota has considered various factors including the legal and factual circumstances of the case, the contents of the judgement of the court of first instance, and the views of legal counsel. The currently estimated probable economic outflow related to the class action is immaterial to Toyota’s consolidated financial position, results of operations and cash flows. At this stage, however, the final outcome and therefore ultimate financial liability for Toyota on account of this matter cannot be predicted with certainty.
As previously disclosed, Toyota entered into a consent decree on January 14, 2021 with the U.S. EPA, the Department of Justice (“DOJ”) and the Civil Division of the U.S. Attorney’s Office for the Southern District of New York (“SDNY”) to resolve investigations stemming from a self-reported process gap in fulfilling certain emissions defect information reporting requirements. Under the consent decree, Toyota agreed to pay, and has paid, a $180 million civil penalty and to comply with certain additional periodic reporting requirements. The U.S. District Court for the Southern District of New York approved the consent decree on April 2, 2021.
In April 2020, Toyota reported possible anti-bribery violations related to a Thai subsidiary to the SEC and the DOJ, and is cooperating with their investigations. Investigations by governmental authorities related to these matters could result in the imposition of civil or criminal penalties, fines or other sanctions, or litigation. Toyota cannot predict the scope, duration or outcome of these matters at this time.
Toyota also has various other pending legal actions and claims, including without limitation personal injury and wrongful death lawsuits and claims in the United States, as well as intellectual property litigation, and is subject to government investigations from time to time.
Beyond the amounts accrued with respect to all aforementioned matters, Toyota is unable to estimate a range of reasonably possible loss, if any, for the pending legal matters because (i) many of the proceedings are in evidence gathering stages, (ii) significant factual issues need to be resolved, (iii) the legal theory or nature of the claims is unclear, (iv) the outcome of future motions or appeals is unknown and/or (v) the outcomes of other matters of these types vary widely and do not appear sufficiently similar to offer meaningful guidance. Therefore, for all of the aforementioned matters, which Toyota is in discussions to resolve, any losses that are beyond the amounts accrued could have an adverse effect on Toyota’s financial position, results of operations or cash flows.
TMC has a concentration of labor supply in employees working under collective bargaining agreements and a substantial portion of these employees are working under the agreement that will expire on December 31, 2023.